Equity - Issued Capital (Details) - Schedule of Equity Issued Capital	6 Months Ended
	Jun. 30, 2023 AUD ($) shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2022 AUD ($) shares
Schedule Of Equity Issued Capital [abstract]
Ordinary shares - fully paid	1,326,676,693	1,326,676,693	1,331,279,665
Ordinary shares - fully paid	$ 41,651,795	$ 27,602,250	$ 41,636,762